Stock-Based Compensation Plans - Summary of changes in outstanding options (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2016 USD ($) Years $ / shares shares	Sep. 30, 2015 USD ($) Years $ / shares shares	Sep. 30, 2014 USD ($) Years $ / shares shares	Sep. 30, 2013 USD ($) Years $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options outstanding | shares	263,560	305,750	326,830	414,591
Options granted | shares	21,540	39,425	31,790
Options exercised | shares	(63,730)	(72,300)	(119,550)
Options forfeited | shares		(6,000)
Spin-off conversion | shares		17,795
Options outstanding weighted average exercise price | $ / shares	$ 23.50	$ 21.90	$ 25.43	$ 20.40
Options outstanding weighted average exercise price - Granted | $ / shares	31.15	26.97	41.39
Options outstanding weighted average exercise price - forfeited | $ / shares		14.97
Options outstanding weighted average exercise price - Exercised | $ / shares	$ 18.39	13.31	$ 12.23
Options outstanding weighted average exercise price - Spin-off conversion | $ / shares		$ 20.63
Options outstanding weighted average remaining term | Years	5.6	5.9	5.0	4.2
Options outstanding weighted average grant date fair value | $	$ 2,539	$ 2,738	$ 3,481	$ 3,668
Options granted weighted average grant date fair value | $ / shares	$ 272	$ 432	$ 545
Options forfeited weighted average grant date fair value | $		$ (35)
Options exercised weighted average grant date fair value | $	$ (471)	(430)	$ (732)
Options Spin-off adjustment weighted average grant date fair value | $		(865)
Options Spin-off conversion weighted average grant date fair value | $		$ 155
Options exercisable at September 30, 2016 | shares	185,713
Options exercisable weighted average exercise price | $ / shares	$ 22.30
Options exerciseable weighted average remaining term | Years	4.7
Options exercisable weighted average grant date fair value | $	$ 1,621
Options vested during twelve months ended September 30, 2016 | shares	35,596
Options vested weighted average grant date fair value | $	$ 341